Related Party Transactions (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum	Oct. 31, 2009 CRIC Y	Dec. 31, 2011 CRIC Y	Dec. 31, 2010 CRIC	Dec. 31, 2009 CRIC	Nov. 30, 2009 New-Wave	Dec. 31, 2009 New-Wave	Dec. 31, 2011 Broadvision entity	Dec. 31, 2010 Broadvision	Dec. 31, 2009 Broadvision
Related Party Transactions
Agency fee, rate on related third party revenue (as a percent)						15.00%	15.00%	15.00%
Agency fee	$ 3,474,000	$ 2,526,000	$ 852,000			$ 3,500,000	$ 2,500,000	$ 900,000
Receivables due from related party	5,959,000	5,050,000				1,900,000	2,000,000
Amount allocated to fair value of License Agreements					187,400,000	187,400,000
License Agreements, period of amortization of deferred revenue (in years)					10	10
Amortized deferred revenue	18,745,000	18,745,000	4,686,000			18,700,000	18,700,000
Percentage of advertising revenues that are from related parties, excluding revenue from CRIC	2.00%
Percentage of cost of revenues that are with related parties	2.00%
Percentage of sales and marketing expenses that are with related parties				1.00%
Number of ordinary shares issued pursuant to private equity placement									5,608,612
Dollar value of ordinary shares issued pursuant to private equity placement			180,000,000						180,000,000	180,000,000
Stock-based compensation expense	16,607,000	13,402,000	33,244,000							10,700,000
Number of subsidiaries entering into transaction with related party (in entities)											1
Amount paid											$ 126,000	$ 112,000	$ 114,000